ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS

3. ACQUISITIONS

Abgent Inc. and its subsidiaries (“Abgent”)

On October 14, 2011, the Company acquired Abgent, a provider of biological research reagent products and services based in Suzhou, PRC, and San Diego, United States.

The purchase price of $12.1 million included an $8.8 million cash payment on the acquisition date and an additional $3.3 million, which represented the fair value of a $5.0 million contingent cash payment to be made based on the achievement of certain revenue targets over the next two years. The fair value of the contingent cash consideration was estimated using a probability-weighted discounted cash flow model. Key assumptions included probabilities assigned to revenues and a discount rate based on the Company’s estimated borrowing costs. As of December 31, 2012, the Company revaluated the fair value of contingent cash consideration as $0 million considering the poor commercial performance of Abgent’s antibody pool evidenced by a significant decline in new sales orders commencing in the fourth quarter of 2012. No contingent consideration was paid as of December 31, 2013.

In the third quarter of 2012, the Company adjusted the acquired deferred tax assets of $0.48 million and reduced the goodwill of $0.48 accordingly. The $7.9 million of goodwill was assigned to the laboratory services segment.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,823
Property, plant and equipment	807
Intangible assets—brand names	2,532	30 years
Intangible assets—customer relationships	243	10 years
Intangible assets—patents	484	5.9-10 years
Intangible assets—non-compete agreements	1,105	5 years
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

In the third quarter of 2012, the Company reduced goodwill in connection with the finalization of the purchase price allocation associated with the acquired deferred tax assets by $0.48 million. The $7.9 million of goodwill was assigned to the laboratory services segment.

The Company recognized goodwill impairments of $1.7 million and $0 during the years ended December 31, 2012 and 2013, respectively.

The Company measured the fair value of the brand names and patents under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand name, royalty rates and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated product cycles and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without assumed competition.

MedKey

On October 31, 2011, the Company acquired MedKey, a name applied to two clinical research services companies based in Shanghai, PRC. The purchase price of $4.1 million included a $3.4 million cash payment on the acquisition date and $0.7 million cash payment due in two years from the acquisition date.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets—brand names	1,445	20 years
Intangible assets—customer relationships	1,393	10 years
Intangible assets—non-compete agreements	284	5 years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

The $1.6 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names under the relief-from-royalty method. Under this methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand names, royalty rates and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible assets after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. Key assumptions included discounted cash flow analyses, estimated product cycles and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without assumed competition.

Chemdepo

On March 30, 2011, the Company acquired Chemdepo, a U.S.-based service provider for the pharmaceutical industry. Chemdepo primarily offers radioactive chemistry compound synthesis services. The total purchase price was $1.4 million. The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

The $0.7 million of goodwill was assigned to the laboratory services segment.